Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Lease liabilities
11.	Lease liabilities

The Company entered into a lease agreement dated April 1, 2022, with TXMA International LLC, a company controlled by the chief executive officer. The present value of the lease liability as at December 31, 2024 was $126,797 (December 31, 2023 - $447,514). Payments made during the year ended December 31, 2024, totaled $151,286 (December 31, 2023 - $146,880 and December 31, 2022 - $96,000).

	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of period	$447,514	$547,471
Interest	13,271	46,923
Lease payments	(109,980)	(146,880)
Modification of lease	(224,008)	-
Balance, end of period	$126,797	$447,514
Current portion	$51,112	$110,651
Non-current portion	75,685	336,863
Total lease liabilities	$126,797	$447,514

Maturity analysis - contractual undiscounted cash flows

As at December 31, 2024
Less than one year	$60,000
One to five years	80,000
Total undiscounted lease obligations	$140,000